(LOSS)/EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Schedule of Basic Earnings Per Ordinary Share
As at December 31, 2018, this amounted to 83,612,908 shares (2017: 86,486,409 shares) (2016: 91,858,813 shares).

	December 31, 2018	December 31, 2017	December 31, 2016
‘A’ ordinary shares	83,612,908	86,486,409	91,858,813

Basic earnings per share denominator	83,612,908	86,486,409	91,858,813

Reconciliation to weighted average earnings per share denominator:
Number of ‘A’ ordinary shares at January 1 (Note 20)	96,162,410	96,162,410	95,840,138
Weighted average number of shares issued during the year*	-	-	120,396
Weighted average number of treasury shares	(12,549,502)	(9,676,001)	(4,101,721)

Basic earnings per share denominator	83,612,908	86,486,409	91,858,813

*The weighted average number of shares issued during the year is calculated by taking the number of shares issued multiplied by the number of days in the year each share is in issue, divided by 365 days.

Schedule of Diluted Earnings Per Ordinary Share
The basic weighted average number of ordinary shares for the Group may be reconciled to the number used in the diluted earnings per ordinary share calculation as follows:

	December 31, 2018	December 31, 2017	December 31, 2016
Basic earnings per share denominator (see above)	83,612,908	86,486,409	91,858,813
Issuable on exercise of options and warrants	22,359	-	315,019
Issuable on conversion of exchangeable notes	19,873,553	21,023,770	21,023,766

Diluted earnings per share denominator	103,508,820	107,510,179	113,197,598

Schedule of Profit After Tax Diluted Earnings Per Ordinary Share Calculation
The loss after tax for the year may be reconciled to the amount used in the diluted earnings per ordinary share calculation as follows:

	December 31, 2018 US$‘000	December 31, 2017 US$‘000	December 31, 2016 US$‘000
Loss after tax for the year	(22,090)	(40,270)	(100,625)
Non-cash financial income	(1,388)	(2,390)	(2,270)
Cash interest expense	4,352	4,600	4,600
Non-cash interest on exchangeable notes	689	723	718

Adjusted loss after tax	(18,437)	(37,337)	(97,577)

Schedule of Basic Earning per ADS
	December 31, 2018	December 31, 2017	December 31, 2016
ADS	20,903,227	21,621,602	22,964,703

Basic earnings per share denominator	20,903,227	21,621,602	22,964,703

Reconciliation to weighted average earnings per share denominator:
Number of ADS at January 1 (Note 20)	24,040,602	24,040,602	23,960,035
Weighted average number of shares issued during the year*	-	-	30,098
Weighted average number of treasury shares	(3,137,375)	(2,419,000)	(1,025,430)

Basic earnings per share denominator	20,903,227	21,621,602	22,964,703

*The weighted average number of shares issued during the year is calculated by taking the number of shares issued multiplied by the number of days in the year each share is in issue, divided by 365 days.

Schedule of Diluted Earning per ADS
The basic weighted average number of ADS shares for the Group may be reconciled to the number used in the diluted earnings per ADS share calculation as follows:

	December 31, 2018	December 31, 2017	December 31, 2016
Basic earnings per share denominator (see above)	20,903,227	21,621,602	22,964,703
Issuable on exercise of options and warrants	5,590	-	78,755
Issuable on conversion of exchangeable notes	4,968,388	5,255,942	5,255,941

Diluted earnings per share denominator	25,877,205	26,877,544	28,299,399